Warrants, founders' warrants and free shares	12 Months Ended
Dec. 31, 2022
Warrants, founders' warrants and free shares
Warrants, founders' warrants and free shares

Note 11: Warrants, founders’ warrants and free shares

BSA warrants issued to investors

On April 3, 2020, the Company decided to launch a public offering of share subscription warrants. The main objective of the transaction was to allow existing shareholders to participate in the new COVA program and the future development of the Company, and eventually to consolidate its equity.

Upon completion of its public offering, the Company issued 7,475,708 share subscription warrants, after full exercise of the extension clause.

The subscription price was €0.06 per warrant. The warrants can be exercised for a period of 5 years from April 30, 2020, at an exercise price of €0.27 per new share.

Each warrant gives its holder the right to subscribe to one new Biophytis share. Total subscriptions amounted to €449 thousand in 2020. During the periods ended December 31, 2020, 2021 and 2022, warrants were exercised for €1,042 thousand, €302 thousand and €6 thousand respectively.

The Company’s CEO participated in 2020 in the subscription and the exercise of the investors warrants which was settled by the amount of €630 thousand due to the Company’s CEO as part of the Intellectual Property agreement (see Notes 3 and 20.2) (€177 thousand for the subscription of warrants and €453 thousand for the exercise of warrants).

These BSA warrants are considered as equity instruments and are recorded in shareholders’ equity at their subscription price in accordance with IAS 32.

Activity for BSA warrants issued to investors that were outstanding during the year ended December 31, 2021 are summarized in the table below:

Number of
		Number of outstanding warrants					shares which
		As of					can be
Type	Grant date	1/1/2021	Granted	Exercised	Lapsed	As of 12/31/2021	subscribed
Warrants 2020	04/07/2020	3,615,566	—	(1,122,695)	—	2,492,871	2,492,871

Activity for BSA warrants issued to investors that were outstanding during the year ended December 31, 2022 are summarized in the table below:

							Number of
		Number of outstanding warrants					shares which
		As of					can be
Type	Grant date	1/1/2022	Granted	Exercised	Lapsed	As of 12/31/2022	subscribed
Warrants 2020	04/07/2020	2,492,871	—	(22,902)	—	2,469,969	2,469,969
Total		2,492,871		(22,902)		2,469,969	2,469,969

BSA warrants issued to Bracknor

In 2017, the Company issued warrants for the benefit of Bracknor Fund Ltd with an average exercise price of €3.48 per ordinary share for the purpose of a funding line that was fully repaid in 2017 and is now terminated. The number of shares that can be issued if the warrants are exercised is 442,477 ordinary shares as of December 31, 2022.

BSA warrants issued pursuant to equity-compensation plan

The following table summarizes the data related to the warrants issued pursuant to equity-compensation plans as well as the assumptions adopted for valuation in accordance with IFRS 2:

		Characteristics			Assumptions		IFRS2 Initial
		Number of					valuation (Black-
		warrants	Maturity	Exercise			Scholes) in
Type	Grant date	granted	date	price	Volatility	Risk-free rate	thousands of euros
Warrants 2017	07/21/2017	72,000	07/21/2021	€3.30	59.95%	-0.62%	153
Warrants 2021	06/17/2022	398,476	06/17/2028	€0.097	63%	0.62%	17

All BSA warrants issued pursuant to equity-compensation plans were fully vested on the grant date.

Activity for BSA warrants issued pursuant to equity-compensation plans that were outstanding during the year ended December 31, 2021 are summarized in the table below:

		Number of outstanding warrants					Number of
							shares which can
Type	Grant date	As of 1/1/2021	Granted	Exercised	Lapsed	As of 12/31/2021	be subscribed
Warrants 2017	07/21/2017	72,000	—	—	(72,000)	—	—

On June 17, 2022, the Company allocated 398,476 warrants giving the right to subscribe to one new ordinary share with a nominal value of twenty-euro cents (€0.20). The issue price is €0.0048 and the strike price is €0.0967.

Activity for BSA warrants issued pursuant to equity-compensation plans that were outstanding during the year ended December 31, 2022 are summarized in the table below:

		Number of outstanding warrants					Number of
							shares which can
Type	Grant date	As of 1/1/2022	Granted	Exercised	Lapsed	As of 12/31/2022	be subscribed
Warrants 2021	06/17/2022	—	398,476	—	—	398,476	398,476

Founders’ warrants (“BSPCE”)

The following table summarizes the data related to BSPCE founder’s warrants issued as well as the assumptions adopted for valuation in accordance with IFRS 2:

		Characteristics				Assumptions
								IFRS 2 Initial
		Number of						valuation (Black-
		warrants		Expected	Exercise			Scholes) in
Type	Grant date	granted	Maturity date	term	price	Volatility	Risk-free rate	thousands of euros
Founders’ warrants2017-1	07/21/2017	227,000	07/21/2021	3 years	€3.30	54.07%	-0.53%	347
Founders’ warrants2017-2	07/21/2017	127,000	07/21/2021	3 years	€3.30	57.25%	-0.65%	421
Founders’ warrants2019-1	04/03/2020	1,333,333	04/03/2026	2 years	€0.27	48.36%	-0.62%	674
Founders’ warrants2019-2	04/03/2020	666,667	04/03/2026	4 years	€0.27	53.32%	-0.56%	356
Founders’ warrants2020-1	12/22/2020	999,393	12/22/2026	2 years	€0.47	57.80%	-0.77%	508
Founders’ warrants2020-2	12/22/2020	499,696	12/22/2026	4 years	€0.47	57.91%	-0.77%	284
Founders’ warrants2021-1	09/15/2021	2,919,415	09/15/2027	1 year	€0.73	79.11%	-0.73%	677
Founders’ warrants2021-2	09/15/2021	1,459,707	09/15/2027	2 years	€0.73	106.04%	-0.75%	595

Activity for BSPCE founder’s warrants that were outstanding during the year ended December 31, 2021 are summarized in the table below:

							Number of
		Number of outstanding warrants					shares which
							can be
Type	Grant date	At 1/1/2021	Granted	Exercised	Lapsed	At 31/12/2021	subscribed
Founders’ warrants2017-1	07/21/2017	148,000	—	—	(148,000)	—	—
Founders’ warrants2017-2	07/21/2017	62,848	—	—	(62,848)	—	—
Founders’ warrants2019-1	04/03/2020	1,011,309	—	(35,739)	(99,897)	875,673	875,673
Founders’ warrants2019-2	04/03/2020	662,363	—	(17,870)	(49,948)	594,545	594,545
Founders’ warrants2020-1	12/22/2020	999,393	—	(74,346)	(199,797)	725,250	725,250
Founders’ warrants2020-2	12/22/2020	499,696	—	(37,173)	(99,898)	362,250	362,250
Founders’ warrants2021-1	09/15/2021	—	2,919,415	—	(45,645)	2,873,769	2,873,769
Founders’ warrants2021-2	09/15/2021	—	1,459,707	—	(22,823)	1,436,885	1,436,885
Total		3,383,609	4,379,122	(165,128)	(728,856)	6,868,747	6,868,747

Activity for BSPCE founder’s warrants that were outstanding during the year ended December 31, 2022 are summarized in the table below:

		Number of outstanding warrants					Number of
							shares which
							can be
Type	Grant date	At 1/1/2022	Granted	Exercised	Lapsed	At 31/12/2022	subscribed
Founders’ warrants2017-1	07/21/2017	—	—	—	—	—	—
Founders’ warrants2017-2	07/21/2017	—	—	—	—	—	—
Founders’ warrants2019-1	04/03/2020	875,673	—	(2,152)	(42,223)	831,298	831,297
Founders’ warrants2019-2	04/03/2020	594,545	—	—	(4,303)	590,242	590,241
Founders’ warrants2020-1	12/22/2020	725,250	—	—	(84,447)	640,803	640,802
Founders’ warrants2020-2	12/22/2020	362,250	—	—	(8,607)	353,643	353,643
Founders’ warrants2021-1	09/15/2021	2,873,769	—	—	(292,376)	2,581,393	2,581,394
Founders’ warrants2021-2	09/15/2021	1,436,885	—	—	(146,188)	1,290,697	1,290,696
Total		6,868,747	—	(2,152)	(578,144)	6,288,073	6,288,073

The vesting period of these BSPCE founder’s warrants are summarized in the table below:

Type	Vesting period
Founders’ warrants2017-1	1/3 as of 07/21/2017 1/3 as of 07/21/2018 1/3 as of 07/21/2019
Founders’ warrants2017-2	1/3 as of 07/21/2017 1/3 as of 07/21/2018 1/3 as of 07/21/2019
Founders’ warrants2019-1	1/3 as of 04/10/2020 1/3 as of 04/10/2022 1/3 as of 04/10/2024
Founders’ warrants2019-2	1/3 as of 04/10/2020 1/3 as of 04/10/2022 1/3 as of 04/10/2024
Founders’ warrants2020-1	1/3 as of 12/22/2020 1/3 as of 12/22/2022 1/3 as of 12/22/2024
Founders’ warrants2020-2	1/3 as of 12/22/2020 1/3 as of 12/22/2022 1/3 as of 12/22/2024
Founders’ warrants2021-1	1/3 as of 09/15/2021 1/3 as of 09/15/2022 1/3 as of 09/15/2023
Founders’ warrants2021-2	1/3 as of 09/15/2021 1/3 as of 09/15/2022 1/3 as of 09/15/2023

Free shares

		Characteristics			Assumptions		IFRS 2 Initial
		Number of					valuation (Black-
		warrants	Maturity				Scholes) in thousands
Type	Grant date	granted	date	Exercise price	Volatility	Risk-free rate	of euros
Free shares 2020	12/22/2020	2,500,911	N/A	N/A	N/A	N/A	2,311
Free shares 2021-1	09/15/2021	6,631,068	N/A	N/A	N/A	N/A	4,936
Free shares 2021-2	04/25/2022	1,591,334	N/A	N/A	N/A	N/A	271
Total		10,723,313					7,518

Activity for the free shares that were outstanding during the year ended December 31, 2021 are summarized in the table below:

		Number of outstanding free shares					Number of shares
Type	Grant date	As of 1/1/2021	Granted	Acquired	Lapsed	As of 12/31/2021	which can be issued
Free shares 2020	12/22/2020	2,500,911	—	—	—	2,500,911	2,500,911
Free shares 2021	09/15/2021	—	6,631,068	—	—	6,631,068	6,631,068
Total		2,500,911	6,631,068	—	—	9,131,979	9,131,979

Activity for the free shares that were outstanding during the year ended December 31, 2022 are summarized in the table below:

		Number of outstanding free shares					Number of shares
Type	Grant date	As of 1/1/2022	Granted	Acquired	Lapsed	As of 12/31/2022	which can be issued
Free shares 2020	12/22/2020	2,500,911	—	(2,500,911)	—	—	—
Free shares 2021-1	09/15/2021	6,631,068	—	(6,631,068)	—	—	—
Free shares 2021-2	04/25/2022	—	1,591,334	—	—	1,591,334	1,591,334
Total		9,131,979	1,591,334	(9,131,979)	—	1,591,334	1,591,334

The vesting period of these free shares are summarized in the table below:

Type	Vesting period
Free shares2020	Vesting period of 2 years followed by a holding period of 2 years
Free shares2021-1	Vesting period of 1 year followed by a holding period of 1 year
Free shares2021-2	Vesting period of 1 year followed by a holding period of 1 year

Stock based compensation expense recognized for the years ended December 31, 2021 and 2022.

(amounts in thousands of euros)

	DECEMBER 31, 2021				DECEMBER 31, 2022
		Cumulative				Cumulative
	Probable	expenses -	Expense	Cumulative		expenses -
	cost of	beginning	for the	expense to	Probable cost	beginning of	Expense for	Cumulative
Type	the plan	of period	period	date	of the plan	period	the period	expense to date
Warrants 2021	153	153	—	153	17	—	17	17
Founders’ warrants2017-1	347	347	—	347	347	347	—	347
Founders’ warrants2017-2	369	369	—	369	369	369	—	369
Founders’ warrants2019-1	640	447	124	570	640	570	74	644
Founders’ warrants2019-2	320	52	62	113	320	113	98	207
Founders’ warrants2020-1	218	257	84	341	218	341	97	433
Founders’ warrants2020-2	435	1	42	43	435	43	58	100
Founders’ warrants2021-1	838	—	339	339	838	339	209	547
Founders’ warrants2021-2	419	—	169	169	419	169	251	417
Free shares 2020	2,311	28	1,155	1,184	2,311	1,184	1,117	2,311
Free shares 2021-1	4,936	—	1,447	1,447	4,936	1,447	3,460	4,936
Free shares 2021-2	—	—	—	—	271	—	186	186
Sub-total			3,422				5,567
Social contribution (1)			308				171
Total			3,730				5,738
(1)	Free shares are subject to social contribution to be paid upon the issuance of the free shares at the term of the vesting period. This social contribution is recognized on a straight-line basis over the vesting period and adjusted at each closing based on the Company’s share price. This social contribution is recorded in social security liabilities (refer to Note 15.2) and amounted to €171 thousand as of December 31, 2022.